Summary of Significant Accounting Policies (Details)	5 Months Ended
Dec. 31, 2020 USD ($) shares
Summary of Significant Accounting Policies (Details) [Line Items]
Net Proceeds (in Dollars) | $	$ 375,000,000
Federal depository insurance coverage amount (in Dollars) | $	$ 250,000
Shares subject to possible redemption	35,802,473
Over-Allotment Option [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Warrants to purchase ordinary stock	18,833,334
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Shares subject to possible redemption	35,802,473